Schedule I	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I

Schedule I
Jackson National Life Insurance Company and Subsidiaries
Summary of Investments—Other Than Investments in Related Parties
(In millions)

	As of December 31, 2021
			Amount at
			Which Shown
	Cost or		on Balance
Type of Investment	Amortized Cost	Fair Value	Sheet
Debt securities:
Bonds:
U.S. government securities	$4,515	$4,311	$4,311
Other government securities	1,489	1,619	1,619
Public utilities	6,016	6,660	6,660
Corporate securities	27,817	29,254	29,254
Residential mortgage-backed	514	554	554
Commercial mortgage-backed	1,960	2,029	2,029
Other asset-backed securities	6,985	7,026	7,026
Total debt securities	49,296	51,453	51,453
Equity securities	257	257	257
Mortgage loans	11,482	N/A	11,482
Policy loans	4,474	N/A	4,474
Derivative instruments	1,417	N/A	1,417
Other invested assets	1,972	N/A	2,620
Total investments	$68,898		$71,703